Subsidiary undertakings and related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Subsidiary undertakings and related party transactions
Summary of principal subsidiary undertaking of Ryanair Holdings plc

		Registered	Nature of
Name	% Held in ordinary shares	Office	Business

Buzz (Ryanair Sun S.A.)	100	21 Cybernetyki Street, 02-677 Warsaw, Poland	Airline operator
Lauda Europe Limited	100	191, Level 3, Triq Marina, Pieta' PTA 9041, Malta	Airline operator
Malta Air Limited	100	191, Level 3, Triq Marina, Pieta’ PTA 9041, Malta	Airline operator
Ryanair DAC	100	Airside Business Park, Swords, Co. Dublin, Ireland	Airline operator
Ryanair UK Limited	100	Enterprise House, 2nd Floor, London Stansted Airport, England	Airline operator

Summary of remuneration paid to senior key management

	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Basic salary and bonus	8.7	7.3	6.8
Pension contributions	0.2	0.2	0.2
Non-executive directors’ fees	1.1	0.6	0.6
	10.0	8.1	7.6
Share-based compensation expense (non-cash technical accounting charge)	6.5	3.7	3.7
	16.5	11.8	11.3